Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Customers and Vendor Concentrations

For the year ended December 31, 2021 and 2020, customers and vendor concentrations in excess of 10% of consolidated sales and purchases are as follows:

		For the Year
		Ended December, 31
		2021	2020
Customers:
	Customer A	12%	27%
	Customer B	11%	13%
	Customer C	10%	-
Vendor:
	Vendor A	-	19%

As of December 31, 2021 the following customers represented more than 10% of accounts receivable balances. No vendors represented more than 10% of the accounts payable balance:

		Accounts	Accounts
		Receivable	Payable
Customers:
	Customer A	19%	-
	Customer B	15%	-
Vendors:			-
	Vendor A	-	10%

Summary of Net Sales Disaggregated by Channel

The following table shows the net sales of the Company disaggregated by channel for the three months ended March 31, 2022 and 2021:

	For the Three Months
	ended March 31,
	2022	2021
e-Commerce	$1,445,809	$2,946,393
Wholesale	4,936,343	2,661,560
Private label	1,038,402	1,226,522
Ending balance	$7,420,554	$6,834,475

The following table shows the net sales of the Company disaggregated by channel for the year ended December 31, 2021 and 2020 (in thousands):

	For the Year
	ended December 31,
(In thousands)	2021	2020
e-Commerce	$10,874	$6,284
Wholesale	13,654	6,151
Private label	5,554	4,567
Ending balance	$30,082	$17,002